Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Jun. 30, 2019	Jan. 01, 2019
Operating
2019	$ 558,109
2020	1,128,138
2021	536,819
2022	40,080
Total lease payments	2,263,146
Less: Interest	(232,477)
Present value of lease liabilities	2,030,669	$ 2,500,000
Finance
2019	332,786
2020	520,947
2021	166,318
2022	11,240
2023	3,644
Total lease payments	1,034,935
Less: Interest	(78,788)
Present value of lease liabilities	956,147
Total
2019	890,895
2020	1,649,085
2021	703,137
2022	51,320
2023	3,644
Total lease payments	3,298,081
Less: Interest	(311,265)
Present value of lease liabilities	$ 2,986,816